Other Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Line Items]
Deferred offering costs	$ 1,025,195	$ 1,025,195	$ 1,025,195
Due to legal	562,601	462,594
Consulting services	462,594
Consulting services		462,594
IPO [Member]
Other Assets [Line Items]
Deferred offering costs	$ 1,025,195	1,025,195
Due to legal		$ 562,601